Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	$ 1,412,805,587	$ 1,328,012,687
Fair Value Measurements
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	408,081,438	459,047,679
Fair Value Measurements | International - developed markets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	138,670,657	173,421,573
Fair Value Measurements | U.S. large cap value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	140,696,231	160,254,977
Fair Value Measurements | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	3,940,811	4,869,533
Fair Value Measurements | Short-term investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	2,455,324	1,811,893
Fair Value Measurements | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	101,433,825	104,065,789
Fair Value Measurements | Self-Managed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	20,884,590	14,623,914
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	408,081,438	459,047,679
Level 1 | International - developed markets
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	138,670,657	173,421,573
Level 1 | U.S. large cap value
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	140,696,231	160,254,977
Level 1 | Fixed income funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	3,940,811	4,869,533
Level 1 | Short-term investment funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	2,455,324	1,811,893
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	101,433,825	104,065,789
Level 1 | Self-Managed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	20,884,590	14,623,914
Assets measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Refer to Note 6)	$ 1,004,724,149	$ 868,965,008